Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments Tables Abstract
Schedule of Lease commitment
	As at December 31
	2017 Restated	2018
	RMB’000	RMB’000

Less than one year	584	584
Between one and five years	3,953	2,899
Total	4,537	3,483

Schedule of capital commitment
	As at December 31
	2017	2018
	RMB’000	RMB’000

Property and equipment	-	21